Business Combinations - Summary of Preliminary Values Allocated to Identifiable Intangible Assets and Estimated Useful Lives (Detail) - USD ($)				3 Months Ended	12 Months Ended
	Oct. 14, 2019	Aug. 13, 2019	Jul. 11, 2019	Mar. 31, 2020	Dec. 31, 2019	Feb. 10, 2020
Hawk Parent Holdings LLC
Business Acquisition [Line Items]
Identifiable intangible assets, fair value			$ 301,000,000
Hawk Parent Holdings LLC | Trade Names
Business Acquisition [Line Items]
Identifiable intangible assets, fair value			20,000,000
Identifiable intangible assets, useful life, description					Indefinite
Hawk Parent Holdings LLC | Non-Complete Agreements
Business Acquisition [Line Items]
Identifiable intangible assets, fair value			$ 3,000,000
Identifiable intangible assets, useful life			2 years
Hawk Parent Holdings LLC | Developed Technology
Business Acquisition [Line Items]
Identifiable intangible assets, fair value			$ 65,000,000
Identifiable intangible assets, useful life			3 years
Hawk Parent Holdings LLC | Merchant Relationships
Business Acquisition [Line Items]
Identifiable intangible assets, fair value			$ 210,000,000
Identifiable intangible assets, useful life			10 years
Hawk Parent Holdings LLC | Channel Relationships
Business Acquisition [Line Items]
Identifiable intangible assets, fair value			$ 3,000,000
Identifiable intangible assets, useful life			10 years
TriSource Solutions, LLC
Business Acquisition [Line Items]
Identifiable intangible assets, fair value		$ 30,500,000
TriSource Solutions, LLC | Trade Names
Business Acquisition [Line Items]
Identifiable intangible assets, fair value		700,000
Identifiable intangible assets, useful life, description					Indefinite
TriSource Solutions, LLC | Non-Complete Agreements
Business Acquisition [Line Items]
Identifiable intangible assets, fair value		$ 400,000
Identifiable intangible assets, useful life		2 years
TriSource Solutions, LLC | Developed Technology
Business Acquisition [Line Items]
Identifiable intangible assets, fair value		$ 3,900,000
Identifiable intangible assets, useful life		3 years
TriSource Solutions, LLC | Merchant Relationships
Business Acquisition [Line Items]
Identifiable intangible assets, fair value		$ 25,500,000
Identifiable intangible assets, useful life		10 years
APS Payments
Business Acquisition [Line Items]
Identifiable intangible assets, fair value	$ 21,500,000
APS Payments | Trade Names
Business Acquisition [Line Items]
Identifiable intangible assets, fair value	500,000
Identifiable intangible assets, useful life, description					Indefinite
APS Payments | Non-Complete Agreements
Business Acquisition [Line Items]
Identifiable intangible assets, fair value	$ 500,000
Identifiable intangible assets, useful life	2 years
APS Payments | Merchant Relationships
Business Acquisition [Line Items]
Identifiable intangible assets, fair value	$ 20,500,000
Identifiable intangible assets, useful life	10 years
Ventanex
Business Acquisition [Line Items]
Identifiable intangible assets, fair value				$ 29,700,000		$ 29,690,000
Ventanex | Trade Names
Business Acquisition [Line Items]
Identifiable intangible assets, fair value				$ 500,000
Identifiable intangible assets, useful life, description				Indefinite
Ventanex | Non-Complete Agreements
Business Acquisition [Line Items]
Identifiable intangible assets, fair value				$ 100,000
Identifiable intangible assets, useful life				5 years
Ventanex | Developed Technology
Business Acquisition [Line Items]
Identifiable intangible assets, fair value				$ 4,400,000
Identifiable intangible assets, useful life				3 years
Ventanex | Merchant Relationships
Business Acquisition [Line Items]
Identifiable intangible assets, fair value				$ 24,700,000
Identifiable intangible assets, useful life				10 years